Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	Ashford Nevada Holding Corp.
Entity Central Index Key	0001781995
Document Type	S-4
Document Period End Date	Mar. 31, 2019
Amendment Flag	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Small Business	true